Income Taxes (Details) - Schedule of Statutory Tax Rates - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Statutory Tax Rates Abstract
Net loss for the year	$ 5,751,000	$ 4,691,000	$ 2,460,000
Statutory tax rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ 1,553,000	$ 1,267,000	$ 664,000
Non-deductible permanent differences	(770,000)	(577,000)	(336,000)
Change in tax assets not recognized	(783,000)	(690,000)	(328,000)
Income tax recovery